Principal activities and organization	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principal activities and organization

1. Principal activities and organization
FinVolution Group (the “Company”) is an investment holding company and with its consolidated subsidiaries and the consolidated variable interest entities (“VIEs”) (collectively referred to as the “Group”) operates an online consumer finance marketplace through its platform (www.ppdai.com) registered in the People’s Republic of China (the “PRC” or “China”). The Company has been listed on the New York Stock Exchange in the United States of America since November 2017. As of December 31, 2021, the Company effectively controls a number of VIEs through a series of commercial agreements (the “VIE Agreements”) entered into between certain subsidiaries of the Group (the “WOFEs”), the VIEs and nominal shareholders of the VIEs.
As of December 31, 2021, the Company’s principal subsidiaries and consolidated VIEs are as follows:

Name	Percentage of direct or indirect economic interest	Date of incorporation	Place of incorporation
Subsidiaries
FinVolution (HK) Limited (“FinVolution HK”)	100%	June 12, 2012	Hong Kong, China
Beijing Prosper Investment Consulting Co., Ltd. (“Beijing Prosper”)	100%	August 21, 2012	Beijing, China
Shanghai Guangjian Information Technology Co., Ltd. (“Shanghai Guangjian”)	100%	June 5, 2017	Shanghai, China
Shanghai Shanghu Information Technology Co., Ltd. (“Shanghai Shanghu”) Shanghai Manyin Information Technology Co., Ltd. (“Shanghai Manyin”)	100%	February 12, 2018	Shanghai, China
Hainan Shanghu Information Technology Co., Ltd. (“Hainan Shanghu”)	100%	August 1, 2018	Hainan, China
Consolidated VIEs
Beijing Paipairongxin Investment Consulting Co., Ltd. (“Beijing Paipairongxin”)	100%*	June 15, 2012	Beijing, China
Shanghai Zihe Information Technology Co., Ltd. (“Shanghai Zihe”)	100%*	July 6, 2017	Shanghai, China
Shanghai Nianqiao Technology Co., Ltd. (“Shanghai Nianqiao”)	100%*	August 8, 2018	Shanghai, China
Shanghai Ledao Technology Co., Ltd. (“Shanghai Ledao”)	100%*	January 10, 2019	Shanghai, China
Chengdu Yougao Information Technology Co., Ltd. (“Chengdu Yougao”)	100%*	December 26, 2019	Chengdu, China
Consolidated VIEs’ principal subsidiaries
Shanghai PPDai Financial Information Services Co., Ltd. (“Shanghai PPDai”)	100%*	January 18, 2011	Shanghai, China
Shanghai Erxu Information Technology Co., Ltd. (“Shanghai Erxu”)	100%*	April 28, 2018	Shanghai, China
Fujian Zhiyun Financing Guarantee Co., Ltd. (“Fujian Zhiyun”)	100%*	November 21, 2019	Fujian, China

*	Controlled via contractual relationships